Note 20 - Estimated Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Note 20 - Estimated Fair Value of Financial Instruments (Details) [Line Items]
Threshold for Impairment Evaluation	$ 250,000
Financial and Nonfinancial Liabilities, Fair Value Disclosure	0
Liabilities, Fair Value Disclosure, Recurring	0
Trust Preferred Securities Book Value	500,000
Financing Receivable, Individually Evaluated for Impairment	3,892,000	7,937,000
Impaired Financing Receivable, Related Allowance	63,000	216,000
Provision for Loan Losses Expensed	(600,000)	400,000
Other Real Estate	361,000	780,000
SEC Schedule III, Real Estate, Gross	482,000	1,014,000
Real Estate Owned, Valuation Allowance	121,000	234,000
Impairment of Real Estate	6,000	75,000
Residential 1-4 Family [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) [Line Items]
Impaired Financing Receivable, Related Allowance	63,000	199,000
Impairment of Real Estate	6,000	61,000
Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) [Line Items]
Impaired Financing Receivable, Related Allowance		8,000
Impairment of Real Estate		14,000
Construction and Land Development [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) [Line Items]
Provision for Loan Losses Expensed		8,000
Residential 1-4 Family [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) [Line Items]
Provision for Loan Losses Expensed		132,000
Multifamily [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) [Line Items]
Provision for Loan Losses Expensed		9,000
Fair Value, Inputs, Level 3 [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) [Line Items]
Fair Value, Assets Measured on Recurring Basis, Change in Unrealized Gain (Loss)	0	0
Mortgages [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) [Line Items]
Assets, Fair Value Adjustment	0	0
Fair Value of Collateral [Member]
Note 20 - Estimated Fair Value of Financial Instruments (Details) [Line Items]
Financing Receivable, Individually Evaluated for Impairment	3,065,000	4,970,000
Impaired Financing Receivable, Related Allowance	63,000	216,000
Provision for Loan Losses Expensed	$ 40,000	$ 149,000